Alger Dynamic Opportunities Fund Investment Strategy - Class A C Shares [Member] - Alger Dynamic Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.A portion of the Fund’s assets are sub-advised by Weatherbie Capital, LLC (“Weatherbie”), an affiliate of the Manager (Weatherbie and the Manager, collectively referred to as the “Manager,” where applicable).The Fund invests in a portfolio of U.S. and foreign equity securities (common stocks, preferred stocks and convertible securities). In addition to purchasing securities (i.e., taking long positions), the Manager will identify securities that it believes will underperform on an absolute or relative basis and will sell these securities short on behalf of the Fund. The Fund will not, however, follow a market neutral strategy and generally will have a net long position. As a result, and as a result of the cash proceeds the Fund will receive from selling securities short, the Fund will generally maintain significant positions in cash and cash equivalents. The Fund may also seek to manage the volatility of either the portfolio, a particular exposure (e.g., sector or industry) of the portfolio or individual securities through short sales, or buying or selling put or call options primarily for hedging purposes. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs. The Fund has no specific guidelines or restrictions governing the concentration of the Fund’s portfolio in specific entities, sectors or market capitalizations. Accordingly, the Fund may invest a portion of its assets in securities issued by small capitalization companies. The Fund may also invest a portion of its assets in equity securities not listed on an exchange.The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, health care, and communication services sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.The Fund can use leverage, that is, borrow money to purchase additional securities.